Additional disclosure requirements - Condensed Statements of Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	€ 7,463	€ 6,592
OTHER RECOGNISED INCOME AND EXPENSE	(1,374)	(2,393)
Items that may be reclassified to profit or loss	(1,690)	(2,364)
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	704	(325)
Revaluation gains (losses)	666	(291)
Amounts transferred to income statement	38	(34)
Other reclassifications	0	0
Cash flow hedges (effective portion)	692	(403)
Revaluation gains (losses)	(266)	(887)
Amounts transferred to income statement	958	484
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	756	101
Revaluation gains (losses)	756	101
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	(3,540)	(1,932)
Revaluation gains (losses)	(3,540)	(1,932)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Non-current assets held for sale	178	0
Income tax	(452)	252
Items that will not be reclassified to profit or loss	316	(29)
Actuarial gains/(losses) on pension plans	21	(59)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	1	(4)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	263	107
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(95)	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	95	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	60	(90)
Income tax relating to items that will not be reclassified	(18)	17
Total recognised income and expenses for the year	6,089	4,199
Banco Santander S.A. | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	5,591	5,402
OTHER RECOGNISED INCOME AND EXPENSE	224	71
Items that may be reclassified to profit or loss	38	93
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	70	(26)
Revaluation gains (losses)	6	(95)
Amounts transferred to income statement	64	69
Other reclassifications	0	0
Cash flow hedges (effective portion)	(65)	163
Revaluation gains (losses)	(62)	(13)
Amounts transferred to income statement	(3)	176
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	280	0
Revaluation gains (losses)	280	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	(291)	0
Revaluation gains (losses)	(291)	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Non-current assets held for sale	0	0
Income tax	44	(44)
Items that will not be reclassified to profit or loss	186	(22)
Actuarial gains/(losses) on pension plans	24	2
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	144	17
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(95)	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	95	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	40	(61)
Income tax relating to items that will not be reclassified	(22)	20
Total recognised income and expenses for the year	€ 5,815	€ 5,473